UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number (360) 734-9900

Date of fiscal year end: November 30, 2015
Date of reporting period: August 31, 2015

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period are as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds — 83.8%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Communications

America Movil	2.375% due 09/08/2016	$250,000	$252,625	3.3%

		250,000	252,625	3.3%

Consumer Discretionary

American Honda	1.50% due 09/11/2017	250,000	250,036	3.2%
Cintas No. 2	6.125% due 12/01/2017	270,000	295,509	3.8%
International Game Technology	7.50% due 06/15/2019	250,000	267,500	3.4%
Toyota Motor Credit	1.25% due 10/05/2017	226,000	225,547	2.9%

		996,000	1,038,592	13.3%

Consumer Staples

Coca Cola Hellenic	5.50% due 09/17/2015	175,000	175,239	2.3%

		175,000	175,239	2.3%

Energy

Enbridge (Pipeline)	5.60% due 04/01/2017	200,000	210,031	2.7%
Petrobras International Finance	6.125% due 10/06/2016	250,000	251,487	3.2%
Ultramar Diamond Shamrock	7.20% due 10/15/2017	189,000	207,153	2.7%

		639,000	668,671	8.6%

Financials

BNP Paribas	2.375% due 09/14/2017	250,000	252,987	3.3%
Broadridge Financial	6.125% due 06/01/2017	275,000	293,151	3.8%
General Electric Capital	5.625% due 09/15/2017	250,000	270,379	3.5%
Jefferies Group	8.50% due 07/15/2019	265,000	315,025	4.0%
Murray Street Trust 1 — Goldman Sachs	4.647% due 03/09/2017	300,000	312,534	4.0%

		1,340,000	1,444,076	18.6%

Health Care

Danaher Corp	5.40% due 03/01/2019	150,000	167,254	2.1%
Abbvie Inc	2.50% due 05/14/2020	250,000	247,166	3.2%

		400,000	414,420	5.3%

Industrials

ABB Finance	1.625% due 05/08/2017	250,000	250,766	3.2%
Burlington Northern Santa Fe	5.65% due 05/01/2017	200,000	213,796	2.8%
Union Pacific Corp	7.875% due 01/15/2019	127,000	149,806	1.9%

		577,000	614,368	7.9%

Materials

Air Products & Chemicals	1.20% due 10/15/2017	250,000	249,066	3.2%
Potash	3.25% due 12/01/2017	250,000	255,836	3.3%
Sherwin Williams	1.35% due 12/15/2017	250,000	248,481	3.2%

		750,000	753,383	9.7%

Technology

Lexmark	6.65% due 06/01/2018	275,000	303,798	3.9%
Oracle	5.75% due 04/15/2018	250,000	276,139	3.6%

		525,000	579,937	7.5%

Utilities

Georgia Power	5.70% due 06/01/2017	250,000	268,586	3.4%
LaClede Gas	2.00% due 08/15/2018	300,000	300,541	3.9%

		550,000	569,127	7.3%

Total Corporate Bonds		6,202,000	6,510,438	83.8%

Government Bonds — 12.4%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

United StatesTreasury Notes

United States Treasury Note	2.75% due 02/15/2019	200,000	210,214	2.7%
United States Treasury Note	2.50% due 06/30/2017	143,000	147,623	1.9%
United States Treasury Note	2.75% due 12/31/2017	142,000	148,107	1.9%
United States Treasury Note	2.625% due 01/31/2018	141,000	146,757	1.9%
United States Treasury Note	2.25% due 07/31/2018	300,000	310,172	4.0%

		926,000	962,873	12.4%

Municipal Bonds — 1.4%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Revenue

Kansas City Special Facility Revenue	4.25% due 09/01/2016	110,000	110,000	1.4%

		110,000	110,000	1.4%

Total investments	(Cost = $7,602,358)	$7,238,000	7,583,311	97.6%
Other assets (net of liabilities)			183,889	2.4%
Total net assets			$7,767,200	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds — 50.2%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

AutoZone	5.50% due 11/15/2015	$95,000	$95,944	1.2%

		95,000	95,944	1.2%

Energy

Baker Hughes	6.875% due 01/15/2029	100,000	120,850	1.5%
Canadian Natural Resources	6.45% due 06/30/2033	225,000	236,189	3.0%
ConocoPhillips	6.00% due 01/15/2020	150,000	172,000	2.1%

		475,000	529,039	6.6%

Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	238,961	3.0%
St. Pauls Travelers Insurance	5.50% due 12/01/2015	125,000	126,574	1.6%
UBS AG Stamford CT	7.75% due 09/01/2026	200,000	257,672	3.2%

		575,000	623,207	7.8%

Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	294,705	3.7%
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	284,357	3.6%
Pharmacia	6.50% due 12/01/2018	100,000	114,851	1.4%
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	248,542	3.1%

		805,000	942,455	11.8%

Industrials

Boeing	6.125% due 02/15/2033	215,000	269,721	3.4%
Deere & Co.	8.10% due 05/15/2030	95,000	136,736	1.7%

		310,000	406,457	5.1%

Materials

Air Products & Chemicals	8.75% due 04/15/2021	50,000	64,087	0.8%
BHP Finance USA	5.25% due 12/15/2015	125,000	126,640	1.6%
Vale Canada (Inco)	7.20% due 09/15/2032	275,000	250,188	3.1%

		450,000	440,915	5.5%

Technology

EMC	3.375% due 06/01/2023	330,000	320,592	4.0%

		330,000	320,592	4.0%

Utilities

Entergy Louisiana	5.40% due 11/01/2024	200,000	231,825	2.9%
Florida Power & Light	5.95% due 10/01/2033	100,000	122,134	1.5%
Puget Sound Energy	7.02% due 12/01/2027	237,000	302,393	3.8%

		537,000	656,352	8.2%

Total Corporate Bonds		3,577,000	4,014,961	50.2%

Government Bonds — 16.6%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	175,000	228,409	2.9%

		175,000	228,409	2.9%

United States Treasury Bonds

United States Treasury Bond	6.25% due 05/15/2030	225,000	329,071	4.1%
United States Treasury Bond	5.375% due 02/15/2031	400,000	546,354	6.8%

		625,000	875,425	10.9%

United States Treasury Notes

United States Treasury Note	5.25% due 02/15/2029	170,000	224,679	2.8%

		170,000	224,679	2.8%

Total Government Bonds		970,000	1,328,513	16.6%

Municipal Bonds — 30.3%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	250,000	278,985	3.5%
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	153,480	1.9%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	220,338	2.8%
Dupage Co. IL SCD #502	5.50% due 01/01/2026	150,000	163,701	2.0%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	198,970	2.5%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	169,969	2.1%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	226,134	2.8%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	251,594	3.1%

		1,530,000	1,663,171	20.7%

Revenue

American Municipal Power Ohio Rev.	7.20% due 02/15/2029	250,000	316,512	4.0%
Johnson Co. KS Bldg. Ls./Pr. REV. BAB	4.60% due 09/01/2026	250,000	257,750	3.2%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	191,717	2.4%

		660,000	765,979	9.6%

Total Municipal Bonds		2,190,000	2,429,150	30.3%

Total investments	(Cost = $7,503,576)	$6,737,000	7,772,624	97.1%
Other assets (net of liabilities)			232,297	2.9%
Total net assets			$8,004,921	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks — 56.7%	Number of Shares	Market Value	Country[1]	Percentage of Assets

Communications

Telecom Carriers
SK Telecom ADR	6,000	136,440	Korea	1.7%
Telenor	3,500	68,660	Norway	0.8%

		205,100		2.5%

Consumer Discretionary

Airlines
Delta Air Lines	1,500	65,670	United States	0.8%
LATAM Airlines ADS[2]	13,048	72,025	Chile	0.9%
		137,695		1.7%

Automobiles
Bayerische Motoren Werke	500	45,888	Germany	0.5%

Home Products Stores
Lowe's	2,000	138,340	United States	1.7%

		321,923		3.9%

Consumer Staples

Beverages
Ambev ADR	10,000	52,700	Brazil	0.6%
PepsiCo	1,750	162,627	United States	2.0%
		215,327		2.6%

Household Products
Kimberly-Clark	925	98,540	United States	1.2%
Procter & Gamble	2,000	141,340	United States	1.7%
Unilever ADS	2,500	100,775	United Kingdom	1.3%
		340,655		4.2%

Packaged Food
Nestle ADS	2,500	184,120	Switzerland	2.3%

		740,102		9.1%

Energy

Exploration & Production
ConocoPhillips	2,000	98,300	United States	1.2%
Devon Energy	2,300	98,118	United States	1.2%
		196,418		2.4%

Integrated Oils
Statoil ADS	6,003	92,986	Norway	1.1%
Total ADS	2,100	97,440	France	1.2%
		190,426		2.3%

Midstream — Oil & Gas
Williams Companies	2,000	96,400	United States	1.2%

Refining & Marketing
Phillips 66	1,500	118,605	United States	1.5%

		601,849		7.4%

Financials

Banks
PNC Bank	1,250	113,900	United States	1.4%
Toronto-Dominion Bank	3,500	139,300	Canada	1.7%
		253,200		3.1%

Property & Casualty Insurance
Chubb	2,000	241,620	United States	3.0%

REITS
Health Care Property	2,000	126,700	United States	1.5%

		621,520		7.6%

Health Care

Biotech
Biogen[2]	350	104,055	United States	1.3%
Medivation[2]	1,500	132,090	United States	1.6%
		236,145		2.9%

Health Care Supply Chain
Express Scripts[2]	2,000	167,200	United States	2.0%

Large Pharma
Johnson & Johnson	900	84,582	United States	1.0%
Novo Nordisk ADS	2,750	151,993	Denmark	1.9%
		236,575		2.9%

Life Science Equipment
Abbott Laboratories	2,000	90,580	United States	1.1%

Specialty Pharma
Akorn[2]	2,000	79,580	United States	1.0%

		810,080		9.9%

Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	1,250	124,088	United States	1.5%

Fabricating Metal & Hardware
Valmont Industries	750	79,717	United States	1.0%

Flow Control Equipment
Parker Hannifin	500	53,830	United States	0.6%

Infrastructure Construction
CCR	1,500	6,221	Brazil	0.1%

Rail Freight
Canadian National Railway	1,600	88,768	Canada	1.1%

		352,624		4.3%

Materials

Base Metals
South 32[2]	260	1,407	Australia	0.0%[3]

Basic & Diversified Chemicals
BASF ADR	400	32,128	Germany	0.4%
Praxair	700	74,025	United States	0.9%
		106,153		1.3%

Containers & Packaging
3M	975	138,587	United States	1.7%

Specialty Chemicals
RPM International	2,000	87,700	United States	1.1%

Steel Raw Materials Suppliers
BHP Billiton ADS	650	23,939	Australia	0.3%

		357,786		4.4%

Technology

Infrastructure Software
Oracle	1,000	37,090	United States	0.5%

Semiconductor Devices
Qualcomm	1,750	99,015	United States	1.2%
Xilinx	2,500	104,725	United States	1.3%
		203,740		2.5%

Semiconductor Manufacturing
Taiwan Semiconductor ADS	3,034	60,316	Taiwan	0.7%

		301,146		3.7%

Utilities

Integrated Utilities
NextEra Energy	1,250	123,013	United States	1.5%

Power Generation
NRG Energy	5,000	99,600	United States	1.2%

Utility Networks
Sempra Energy	1,000	94,850	United States	1.2%

		317,463		3.9%

Total Common Stocks		$4,629,593		56.7%

Corporate Bonds — 28.5%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Communications

America Movil	5.00% due 03/30/2020	$100,000	$110,010	1.4%
Bellsouth Capital Funding	7.875% due 02/15/2030	150,000	181,790	2.2%

		250,000	291,800	3.6%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	137,625	1.7%
Stanford University	4.013% due 05/01/2042	100,000	101,724	1.2%

		250,000	239,349	2.9%

Consumer Staples

Coca Cola Hellenic	5.50% due 09/17/2015	100,000	100,137	1.2%

		100,000	100,137	1.2%

Energy

Boardwalk Pipelines	5.50% due 02/01/2017	100,000	103,209	1.3%

		100,000	103,209	1.3%

Financials

American Express	5.50% due 09/12/2016	100,000	104,407	1.3%
Blackstone Holdings	5.875% due 03/15/2021	100,000	113,911	1.4%
Branch Banking & Trust	5.625% due 09/15/2016	100,000	104,380	1.3%
General Electric Capital	5.35% due 04/15/2022	101,000	111,243	1.3%
NASDAQ OMX Group	5.55% due 01/15/2020	50,000	54,532	0.7%
Partnerre Finance	5.50% due 06/01/2020	100,000	111,512	1.4%
Western Union	5.93% due 10/01/2016	30,000	31,320	0.4%
Wilmington Trust	8.50% due 04/02/2018	100,000	115,059	1.4%

		681,000	746,364	9.2%

Health Care

Becton Dickinson	3.125% due 11/08/2021	100,000	98,813	1.2%

		100,000	98,813	1.2%

Industrials

Emerson Electric	5.375% due 10/15/2017	100,000	108,361	1.3%
John Deere Capital	2.25% due 06/07/2016	100,000	101,180	1.2%
Joy Global	6.00% due 11/15/2016	100,000	103,344	1.3%
Ryder System	5.85% due 11/01/2016	100,000	105,082	1.3%
Tyco International	8.50% due 01/15/2019	100,000	118,044	1.5%

		500,000	536,011	6.6%

Materials

Air Products & Chemicals	4.375% due 08/21/2019	100,000	108,291	1.3%

		100,000	108,291	1.3%

Technology

Cisco Systems	2.90% due 03/04/2021	100,000	101,440	1.2%

		100,000	101,440	1.2%

Total Corporate Bonds		2,181,000	2,325,414	28.5%

Government Agency Bonds — 2.5%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Mortgage Finance

Fannie Mae	2.00% due 05/16/2017	200,000	202,133	2.5%

		200,000	202,133	2.5%

Government Bonds — 4.8%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Foreign Government Bonds

Government of Mexico	4.00% due 10/02/2023	100,000	101,500	1.2%
New Zealand Government	5.50% due 04/15/2023	100,000	74,329	0.9%
Republic of Chile	3.875% due 08/05/2020	200,000	216,000	2.7%

		400,000	391,829	4.8%

Municipal Bonds — 5.4%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Lake Washington SCD #414 WA BAB	4.906% due 12/01/2027	100,000	109,215	1.3%
Skagit SD #1	4.613% due 12/01/2022	100,000	111,717	1.4%

		200,000	220,932	2.7%

Revenue Bonds

New York City Housing Dev. Corp	2.65% due 05/01/2021	100,000	102,539	1.2%
Tacoma WA Elec Sys Revenue	5.966% due 01/01/2035	100,000	121,501	1.5%

		200,000	224,040	2.7%

Total Municipal Bonds		$400,000	444,972	5.4%

Total investments	(Cost = $7,456,383)		7,993,941	97.9%
Other assets (net of liabilities)			168,765	2.1%
Total net assets			$8,162,706	100.0%
[1] Country of domicile [2] Non-income producing security [3] Amount rounds to less than 0.05% ADS: American Depositary Share ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks — 51.6%	Number of Shares	Market Value	Country[1]	Percentage of Assets

Communications

Telecom Carriers
Orange ADS	10,000	$157,300	France	2.2%
SK Telecom ADS	6,200	140,988	South Korea	1.9%
Telenor	7,000	137,320	Norway	1.9%

		435,608		6.0%

Consumer Discretionary

Lodging
Whistler Blackcomb Holdings	7,000	119,079	Canada	1.6%

		119,079		1.6%

Energy

Exploration & Production
CNOOC ADR	1,400	175,308	China	2.4%

Integrated Oils
Royal Dutch Shell ADS	3,000	158,760	United Kingdom	2.2%
Statoil ADS	10,000	154,900	Norway	2.2%
Total ADS	3,800	176,320	France	2.4%
		489,980		6.8%

		665,288		9.2%

Financials

Banks
NY Community Bancorp	10,000	176,600	United States	2.4%

Diversified Banks
Banco Santander ADS	24,000	146,160	Spain	2.0%
Itau Unibanco Holding ADS	16,500	120,780	Brazil	1.7%
		266,940		3.7%

Investment Companies
Groupe Bruxelles Lambert	1,800	139,306	Belgium	1.9%

		582,846		8.0%

Health Care

Large Pharma
GlaxoSmithKline ADS	3,100	126,883	United Kingdom	1.8%
Novartis ADS	1,900	184,718	Switzerland	2.5%

		311,601		4.3%

Industrials

Infrastructure Construction
Hopewell Highway Infrastructure	325,000	155,519	China	2.2%
CCR	30,000	124,412	Brazil	1.7%

		279,931		3.9%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	5,000	130,000	Canada	1.8%

Base Metals
South 32 ADR[2]	29,000	156,890	Australia	2.2%

Basic & Diversified Chemicals
BASF ADR	2,300	184,736	Germany	2.5%
Braskem ADS	22,000	170,720	Brazil	2.4%
		355,456		4.9%

Steel Raw Material Suppliers
Anglo American ADR	26,000	146,120	United Kingdom	2.0%
BHP Billiton	4,000	147,320	Australia	2.0%
		293,440		4.0%

		935,786		12.9%

Technology

Semiconductor Devices
Microchip Technology	4,000	170,000	United States	2.3%

		170,000		2.3%

Utilities

Electric & Gas Marketing & Trading
E.ON ADR	8,000	90,640	Germany	1.3%

Power Generation
Engie ADR	8,500	152,320	France	2.1%

		242,960		3.4%

Total Common Stock		$3,743,099		51.6%

Corporate Bonds — 28.5%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Consumer Discretionary

ADT	4.125% due 06/15/2023	$150,000	$137,625	United States	1.9%
Best Buy	3.75% due 03/15/2016	62,000	62,508	United States	0.9%
GAP	5.95% due 04/12/2021	100,000	110,724	United States	1.5%
Hanesbrands	6.375% due 12/15/2020	150,000	156,188	United States	2.2%
Rent-A-Center	6.625% due 11/15/2020	200,000	196,000	United States	2.7%
Toys R Us Property II	8.50% due 12/01/2017	150,000	145,500	United States	2.0%

		812,000	808,545		11.2%

Consumer Staples

Elizabeth Arden	7.375% due 03/15/2021	47,000	29,610	United States	0.4%
Grupo Bimbo	4.875% due 06/27/2044	200,000	179,186	Mexico	2.5%
San Miguel	4.875% due 04/26/2023	200,000	190,000	Philippines	2.6%

		447,000	398,796		5.5%

Energy

Chesapeake Midstream Partners	6.125% due 07/15/2020	125,000	127,421	United States	1.8%
Goodrich Petroleum	8.875% due 03/15/2019	400,000	80,000	United States	1.1%
Petrobras International Finance	6.875% due 01/20/2040	50,000	38,999	Brazil	0.5%
Petrobras International Finance	6.75% due 07/27/2041	80,000	61,257	Brazil	0.9%
Star Gas Partners	8.875% due 12/01/2017	93,000	97,138	United States	1.3%

		748,000	404,815		5.6%

Materials

Allegheny Technologies	5.875% due 05/15/2023	150,000	132,375	United States	1.8%
AngloGold Ashanti Holdings	5.375% due 04/15/2020	100,000	93,250	South Africa	1.3%

		250,000	225,625		3.1%

Technology

Hewlett Packard	4.65% due 12/09/2021	100,000	105,274	United States	1.4%

		100,000	105,274		1.4%

Utilities

Iberdrola International	5.75% due 02/27/2049	100,000	120,589	Spain	1.7%

		100,000	120,589		1.7%

Total Corporate Bonds		2,457,000	2,063,644		28.5%

Government Bonds — 10.5%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	$125,000	155,313	Colombia	2.1%
Federal Republic of Brazil Bond	8.50% due 01/05/2024	$750,000	195,170	Brazil	2.7%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 2,000,000	124,698	Mexico	1.7%
Republic of South Africa	8.25% due 09/15/2017	ZAR 900,000	69,118	South Africa	1.0%
Ukraine Government	9.25% due 07/24/2017	$300,000	214,350	Ukraine	3.0%

		4,075,000	758,649		10.5%

Municipal Bonds — 5.0%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

General Obligation

Puerto Rico Commonwealth	4.00% due 07/01/2021	130,000	80,437	Puerto Rico	1.1%
Puerto Rico Commonwealth	4.125% due 07/01/2022	110,000	67,376	Puerto Rico	0.9%

		240,000	147,813		2.0%

Revenue

Colony TX Local Development	7.00% due 10/01/2027	100,000	103,600	United States	1.4%
Colony TX Local Development[3]	7.625% due 10/01/2042	50,000	48,513	United States	0.7%
Puerto Rico Aqueduct & Sewer[3]	5.00% due 07/01/2019	85,000	63,120	Puerto Rico	0.9%

		235,000	215,233		3.0%

Total Municipal Bonds		475,000	363,046		5.0%

Total investments	(Cost = $7,694,839)		6,928,438	95.6%
Other assets (net of liabilities)			320,041	4.4%
Total net assets			$7,248,479	100.0%
[1]Country of domicile [2]Non-income producing [3]Indicates an odd lot. Please refer to the Notes section below for more information. ADS: American Depositary Share ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stock — 85.1%	Number of Shares	Market Value	Percentage of Assets

Communications

Entertainment Content
Walt Disney	9,847	$1,003,212	1.6%

Internet Media
Facebook, Class A1	37,139	3,321,341	5.1%
Google, Class A1	1,240	803,297	1.2%
		4,124,638	6.3%

		5,127,850	7.9%

Consumer Discretionary

Airlines
Alaska Air	15,250	1,141,615	1.8%
Delta Air Lines	41,203	1,803,867	2.8%
		2,945,482	4.6%

Apparel, Footwear & Accessory Design
Nike, Class B	11,083	1,238,525	1.9%
Under Armour[1]	13,243	1,265,104	2.0%
		2,503,629	3.9%

Auto Parts
Harman International	7,365	719,855	1.1%

E-Commerce Discretionary
Amazon.com[1]	1,125	577,001	0.9%

Home Improvement
Stanley Black & Decker	4,984	505,976	0.8%

Home Products Stores
Home Depot	1,464	170,497	0.2%
Lowe's	17,581	1,216,078	1.9%
		1,386,575	2.1%

Other Commercial Services
Ecolab	9,230	1,007,362	1.6%

Restaurants
Starbucks	27,758	1,518,640	2.3%

Specialty Apparel Stores
TJX Companies	23,847	1,676,921	2.6%

Sporting Goods Stores
Cabela's1	7,853	353,149	0.5%

		13,194,590	20.4%

Consumer Staples

Food & Drug Stores
CVS Health	12,709	1,301,402	2.0%

Household Products
Church & Dwight	4,088	352,713	0.6%

Mass Merchants
Costco Wholesale	7,530	1,054,577	1.6%

Packaged Food
Hain Celestial Group[1]	15,384	936,270	1.4%

		3,644,962	5.6%

Financials

Banks
Signature Bank[1]	9,867	1,317,146	2.0%
SVB Financial Group[1]	8,862	1,108,459	1.7%
		2,425,605	3.7%

Consumer Finance
FLEETCOR Technologies[1]	15,628	2,331,073	3.6%
Mastercard, Class A	11,147	1,029,648	1.6%
		3,360,721	5.2%

Investment Management
BlackRock	5,842	1,767,030	2.7%
Invesco	33,992	1,159,467	1.8%
		2,926,497	4.5%

REIT
Health Care Property	15,045	953,101	1.5%

		9,665,924	14.9%

Health Care

Biotech
Amgen	5,267	799,425	1.2%
Biogen[1]	3,931	1,168,686	1.8%
Gilead Sciences	12,998	1,365,700	2.1%
Medivation[1]	14,185	1,249,131	2.0%
		4,582,942	7.1%

Health Care Supply Chain
Express Scripts[1]	11,858	991,329	1.5%

Life Science Equipment
Abbott Laboratories	20,799	941,987	1.5%
Agilent Technologies	5,800	210,598	0.3%
		1,152,585	1.8%

Specialty Pharma
Allergan[1]	2,806	852,295	1.3%

		7,579,151	11.7%

Industrials

Aircraft & Parts
Boeing	5,000	653,400	1.0%

Building Sub Contractors
EMCOR	29,758	1,371,546	2.1%

Commercial & Residential Building Equipment & Systems
Honeywell International	14,090	1,398,714	2.2%

Engine & Transmission
Power Solutions International[1]	8,930	280,759	0.5%

Industrial Machinery
Middleby[1]	6,202	673,227	1.0%

Pollution Control Equipment
Hudson Technologies[1]	24,853	77,541	0.1%

		4,455,187	6.9%

Materials

Specialty Chemicals
Ashland	16,123	1,692,431	2.6%

		1,692,431	2.6%

Technology

Application Software
Adobe Systems[1]	13,541	1,063,916	1.6%
Tableau Software, Class A1	10,311	970,987	1.5%
		2,034,903	3.1%

Communications Equipment
Apple	21,767	2,454,447	3.8%
Cisco Systems	10,000	258,800	0.4%
F5 Networks[1]	12,112	1,470,518	2.3%
		4,183,765	6.5%

Infrastructure Software
Akamai Technologies[1]	4,937	352,058	0.6%
Microsoft	22,757	990,385	1.5%
Oracle	26,744	991,935	1.5%
Splunk[1]	12,699	786,957	1.2%
		3,121,335	4.8%

Semiconductor Devices
Micron Technology[1]	26,540	435,521	0.7%

		9,775,524	15.1%

Total investments	(Cost = $45,000,734)	55,135,619	85.1%
Other assets (net of liabilities)		9,622,535	14.9%
Total net assets		$64,758,154	100.0%
[1] Non-income producing security

Saturna Investment Trust, Sextant International Fund

Common Stocks – 92.6%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Publishing & Broadcasting
Pearson ADS	90,000	$1,566,000	United Kingdom	1.9%

Telecom Carriers
BCE	50,000	2,022,000	Canada	2.4%
SK Telecom ADR	30,000	682,200	South Korea	0.8%
Telefonica ADS	125,868	1,770,963	Spain	2.1%
Telenor ASA	100,000	1,961,708	Norway	2.3%
Telus	50,000	1,637,500	Canada	2.0%
Turkcell Iletisim Hizmetleri ADS	75,000	732,000	Turkey	0.9%
		8,806,371		10.5%

		10,372,371		12.4%

Consumer Discretionary

Airlines
Copa Holdings, Class A	30,000	1,538,100	Panama	1.9%

Automobiles
Toyota Motor ADS	32,000	3,788,160	Japan	4.5%

E-Commerce Discretionary
MercadoLibre	10,000	1,100,500	Argentina³	1.3%

Lodging
Belmond, Class A²	310,000	3,524,700	Bermuda	4.2%

		9,951,460		11.9%

Consumer Staples

Beverages
Fomento Economico Mexico ADS	30,000	2,670,900	Mexico	3.2%

Food & Drug Stores
Carrefour ADS	170,000	1,110,100	France	1.3%

Household Products
Unilever ADS	75,000	3,023,250	United Kingdom	3.6%

		6,804,250		8.1%

Energy

Integrated Oils
Statoil ADS	60,000	929,400	Norway	1.1%
Total ADS	45,000	2,088,000	France	2.5%

		3,017,400		3.6%

Financials

Banks
Australia & New Zealand Banking Group ADS	80,000	1,577,600	Australia	1.9%
Toronto-Dominion Bank	80,000	3,184,000	Canada	3.8%
Banco Santander ADS	113,850	693,346	Spain	0.8%
Mitsubishi UFJ Financial Group ADR	300,000	1,992,000	Japan	2.4%

		7,446,946		8.9%

Health Care

Health Care Supply Chain
Sinopharm Group – H	250,000	948,995	China	1.1%

Large Pharma
Novartis ADR	60,000	5,833,200	Switzerland	7.0%
Novo Nordisk ADS	50,000	2,763,500	Denmark	3.3%
Sanofi ADS	20,000	978,400	Denmark	1.2%
		9,575,100		11.5%

Medical Equipment
Koninklijke Philips NV (NY)	20,655	529,594	Netherlands	0.6%

Specialty Pharma
Shire ADS	10,000	2,320,000	Ireland	2.8%

		13,373,689		16.0%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	39,000	1,014,000	Canada	1.2%

Basic & Diversified Chemicals
Methanex	20,000	815,200	Canada	1.0%
BASF ADR	40,000	3,212,800	Germany	3.8%
		4,028,000		4.8%

		5,042,000		6.0%

Technology

Application Software
Dassault Systems ADR	60,000	4,167,600	France	5.0%
Nice Systems ADS	80,000	4,924,800	Israel	5.9%
		9,092,400		10.9%

Electronics Components
Nidec ADS	53,406	1,048,360	Japan	1.2%

Information Services
Wolters Kluwer NV	180,000	5,686,534	Netherlands	6.8%

Semiconductor Manufacturing
ASML Holding NV (NY)	57,750	5,256,405	Netherlands	6.3%

		21,083,699		25.2%

Utilities

Utility Networks
Korea Electric Power ADS	20,000	408,400	South Korea	0.5%

		408,400		0.5%

Total investments	(Cost = $54,024,736)	77,500,215		92.6%
Other assets (net of liabilities)		6,236,837		7.4%
Total net assets		$83,737,052		100.0%
¹ Country of domicile unless otherwise indicated ² Non-income producing security ³ Denotes a country or region of primary exposure ADR: American Depositary Share ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainble Equity Fund

Common Stocks – 79.4%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Advertising & Marketing
WPP ADS	545	56,222	United Kingdom	1.8%

Entertainment Content
Walt Disney Company	306	31,175	United States	0.9%

Internet Media
Facebook, Class A²	1,455	130,121	United States	4.1%
Google, Class A²	122	79,034	United States	2.5%
		209,155		6.6%

Telecom Carriers
Telenor ADR	972	57,931	Norway	1.8%
Telus	983	32,193	Canada	1.0%
		90,124		2.8%

		386,676		12.1%

Consumer Discretionary

Airlines
Delta Air Lines	1,589	69,566	United States	2.2%

Apparel, Footwear & Accessory Design
Gildan Activewear	2,109	66,180	Canada	2.1%
Nike, Class B	315	35,201	United States	1.1%
Samsonite International	17,400	54,205	Luxembourg	1.7%
Swatch Group AG	84	32,096	Switzerland	1.0%
		187,682		5.9%

Auto Parts
Valeo	533	66,648	France	2.1%

Automobiles
Bayerishce Motoren Werke	520	47,723	Germany	1.5%
Daimler ADS	725	58,167	Germany	1.8%
		105,890		3.3%

Home Products Stores
Home Depot	633	73,719	United States	2.3%

Other Commercial Services
Ecolab	723	78,908	United States	2.5%

Specialty Apparel Stores
TJX Companies	996	70,039	United States	2.2%

		652,452		20.5%

Consumer Staples

Household Products
L'Oreal	377	64,379	France	2.0%
Unilever	1,830	73,420	Netherlands	2.3%

		137,799		4.3%

Financials

Banks
Signature Bank²	485	64,743	United States	2.0%
SVB Financial Group²	388	48,531	United States	1.5%
		113,274		3.5%

Consumer Finance
Mastercard, Class A	724	66,876	United States	2.1%

Investment Management
BlackRock	191	57,772	United States	1.8%

Life Insurance
AIA Group Limited	5,000	27,626	Hong Kong	0.9%

REIT
GLP-J REIT	83	77,739	Japan	2.5%

		343,287		10.8%

Health Care

Biotech
Biogen²	232	68,974	United States	2.1%
Gilead Sciences	627	65,879	United States	2.1%
		134,853		4.2%

Health Care Facilities & Services
Ramsay Health Care Limited	1,467	64,788	Australia	2.1%

Large Pharma
Bayer	567	76,521	Germany	2.4%
Novartis ADR	303	29,458	Switzerland	0.9%
Novo Nordisk ADS	1,149	63,505	Denmark	2.0%
		169,484		5.3%

Specialty Pharma
Shire ADS	342	79,344	United Kingdom	2.5%

		448,469		14.1%

Industrials

Electrical Components
Murata Manufacturing	500	72,051	Japan	2.2%
TE Connectivity	1,546	91,662	Switzerland	2.9%

		163,713		5.1%

Technology

Application Software
Dassault Systems ADR	846	58,763	France	1.8%
Tableau Software, Class A²	676	63,659	United States	2.0%
		122,422		3.8%

Communications Equipment
Apple	536	60,439	United States	1.9%

Infrastructure Software
Microsoft	1,438	62,582	United States	2.0%
Splunk²	495	30,675	United States	1.0%
		93,257		3.0%

IT Services
Accenture, Class A	349	32,900	United Kingdom	1.0%

Semiconductor Devices
NXP Semiconductors²	649	54,938	Netherlands	1.7%

		363,956		11.4%

Utilities

Utility Networks
Veolia Environnement	1,552	33,846	France	1.1%

		33,846		1.1%

Total investments	(Cost: $2,692,298)	2,530,198		79.4%
Other assets (net of liabilities)		655,037		20.6%
Total net assets		$3,185,235		100.0%
¹ Country of domicile ² Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainble Bond Fund

Asset Backed Securities – 1.7%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Asset Backed Securities
CRART 2014-3 C	3.61% due 05/15/2020	$100,000	$100,885	United States	1.7%
		100,000	100,885		1.7%

Corporate Bonds – 87.8%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications
Morgan Stanley	2.20% due 12/07/2018	150,000	150,635	United States	2.5%
Telecom Italia	7.175% due 06/18/2019	250,000	280,300	Luxembourg	4.7%
Vodafone Group	4.375% due 03/16/2021	195,000	205,063	United Kingdom	3.5%
		595,000	635,998		10.7%

Consumer Discretionary
Lexmark	6.65% due 06/01/2018	100,000	110,472	United States	1.9%
Outerwall Inc	6.00% due 03/15/2019	250,000	250,313	United States	4.2%
Southwest Airlines	2.75% due 11/06/2019	175,000	177,424	United States	3.0%
Toyota Motor Credit	3.00% due 03/20/2030	200,000	192,019	Japan	3.2%
		725,000	730,228		12.3%

Financials
Ally Financial	3.50% due 04/15/2018	50,000	49,536	United States	0.8%
Ally Financial	3.95% due 04/15/2020	50,000	49,727	United States	0.8%
Bancolombia	5.95% due 06/03/2021	200,000	212,750	Colombia	3.6%
Chubb	6.375% due 03/29/2067	275,000	271,562	United States	4.6%
Credit Suisse	5.40% due 01/14/2020	200,000	220,813	Switzerland	3.7%
HCP	3.15% due 08/01/2022	160,000	153,883	United States	2.6%
Royal Bank of Scotland	4.70% due 07/03/2018	250,000	257,988	United Kingdom	4.3%
Sun Life Financial	5.59% due 01/30/2023	200,000	165,743	Canada	2.8%
Toronto Dominion Bank	2.25% due 11/05/2019	100,000	100,346	Canada	1.7%
Toronto Dominion Bank	2.00% due 02/26/2022	25,000	24,787	Canada	0.4%
Toronto Dominion Bank	2.15% due 03/31/2022	75,000	74,203	Canada	1.2%
Vornado Realty LP	2.50% due 06/30/2019	125,000	124,338	United States	2.1%
Westpac Banking	4.625% due 06/01/2018	100,000	106,402	Australia	1.8%
		1,810,000	1,812,078		30.4%

Health Care
Koninklijke Philips NV	3.75% due 03/15/2022	245,000	243,472	Netherlands	4.1%
Sanofi	4.00% due 03/29/2021	200,000	212,714	France	3.6%
		445,000	456,186		7.7%

Industrials
Aircastle	4.625% due 12/15/2018	175,000	179,813	Bermuda	3.0%
Ingersoll-Rand	2.625% due 05/01/2020	235,000	233,051	United States	3.9%
Pitney Bowes	5.25% due 01/15/2037	265,000	278,856	United States	4.7%
		675,000	691,720		11.6%

Technology
Flextronics International	4.625% due 02/15/2020	275,000	279,813	Singapore	4.7%
Nokia	5.375% due 05/15/2019	250,000	265,625	Finland	4.5%
Seagate HDD Cayman	3.75% due 11/15/2018	100,000	102,814	Cayman Islands	1.7%
		625,000	648,252		10.9%

Utilities
United Utilities	4.55% due 06/19/2018	59,000	61,779	United Kingdom	1.0%
United Utilities	5.375% due 02/01/2019	175,000	187,852	United Kingdom	3.2%
		234,000	249,631		4.2%

Total Corporate Bonds		5,109,000	5,224,093		87.8%

Government Agency Bonds – 1.3%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Mortgage Finance
Freddie Mac	1.15% due 05/27/2020	75,000	75,032	United States	1.3%
		75,000	75,032		1.3%

Government Bonds – 6.3%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Bonds
Republic of Turkey	7.00% due 03/11/2019	200,000	222,320	Turkey	3.7%
United Mexican States	3.50% due 01/21/2021	150,000	152,063	Mexico	2.6%
		350,000	374,383		6.3%

Mortgage Backed Securities – 0.9%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Mortgage Backed Securities
BOAMS 2004-03 4A1	4.75% due 03/25/2019	55,390	54,628	United States	0.9%
		55,390	54,628		0.9%

Total investments	(Cost = $5,921,897)	$5,689,390	5,829,021		98.0%
Other assets (net of liabilities)			120,310		2.0%
Total net assets			$5,949,331		100.0%
¹ Country of domicile

Saturna Investment Trust, Idaho Tax-Exempt Fund

Tax-Exempt Municipal Bonds — 91.8%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Financial Services
Idaho Bond Bank Authority¹	4.00% due 09/15/2019	$90,000	$97,625	0.5%
Idaho Bond Bank Authority	4.00% due 09/15/2032	405,000	429,025	2.4%
		495,000	526,650	2.9%

General Obligation
Ada & Canyon Cos. ID #2 Meridian	5.00% due 08/15/2032	325,000	378,423	2.1%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	262,373	1.4%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	448,628	2.5%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	101,594	0.6%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	270,990	1.5%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	212,770	1.2%
Blaine Co. ID Series A	4.05% due 08/01/2023	150,000	159,699	0.9%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2029	250,000	292,715	1.6%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2031	200,000	226,682	1.3%
Bonneville Co. ID SCD #91¹	4.00% due 09/15/2026	50,000	54,252	0.3%
Bonneville Co. ID SCD #91	3.75% due 09/15/2032	285,000	296,808	1.6%
Boundary Co. ID SCD #101	4.00% due 08/15/2021	240,000	253,582	1.4%
Canyon Co. ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	435,156	2.4%
Canyon Co. ID SCD #135 Notus	3.25% due 9/15/2031	290,000	295,232	1.6%
Canyon Co. ID SCD #135 Notus	3.25% due 09/15/2032	170,000	172,183	0.9%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	307,382	1.7%
Canyon Co. ID SCD #139 Vallivue	4.35% due 09/15/2025	350,000	362,317	2.0%
Cassia, Oneida, Twin Falls JSCD #151	3.375% due 09/15/2034	160,000	153,354	0.8%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	214,736	1.2%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	138,242	0.8%
Jefferson & Madison Cos. ID JSD #251 Rigby	4.25% due 09/01/2024	100,000	108,607	0.6%
Jerome, Lincoln & Gooding Cos. JSD #261	3.75% due 09/15/2018	125,000	127,385	0.7%
Jerome, Lincoln & Gooding Cos. JSD #261	5.00% due 09/15/2022	250,000	256,435	1.4%
Kootenai Co. ID SCD #271	4.00% due 09/15/2025	165,000	182,440	1.0%
Kootenai Co. ID SCD #273	4.00% due 08/15/2031	265,000	282,940	1.6%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	223,364	1.2%
Latah Co. ID SCD #281	4.00% due 08/15/2027	100,000	113,062	0.6%
Latah Co. ID SCD #281	4.00% due 08/15/2028	200,000	223,802	1.2%
Latah, Nez Perce, & Clearwater Cos. ID JSD #283	4.50% due 08/15/2027	190,000	200,461	1.1%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2024	410,000	433,542	2.4%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2026	250,000	264,355	1.5%
Minidoka & Jerome Cos. ID JSD #331¹	4.50% due 08/15/2018	75,000	77,791	0.4%
Minidoka & Jerome Cos. ID JSD #331¹	4.50% due 08/15/2020	75,000	77,791	0.4%
Minidoka & Jerome Cos. ID JSD #331	4.375% due 08/15/2024	225,000	233,669	1.3%
Minidoka & Jerome Cos. ID JSD #331	4.50% due 08/15/2025	160,000	166,354	0.9%
Owyhee & Elmore Cos. ID JSD #365	4.00% due 08/15/2027	350,000	369,236	2.0%
Payette Co. ID SCD #373	5.00% due 09/15/2024	350,000	366,923	2.0%
Twin Falls Co. ID SCD #411	4.00% due 09/15/2027	170,000	186,165	1.0%
Twin Falls Co. ID SCD #411	4.25% due 09/15/2030	300,000	324,051	1.8%
Twin Falls Co. ID SCD #411 Series A	4.25% due 09/15/2031	100,000	107,368	0.6%
Twin Falls Co. ID SCD #414	4.25% due 09/15/2028	445,000	503,086	2.8%
Twin Falls & Gooding Cos. JSD #412	4.125% due 09/01/2023	100,000	110,637	0.6%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2022	135,000	140,142	0.8%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2024	290,000	301,046	1.7%
Valley & Adams Cos. ID JSD #421	3.00% due 08/01/2026	220,000	221,228	1.2%
		9,920,000	10,638,998	58.6%

Medical/Hospitals
Idaho Health Facility Authority Revenue	6.00% due 12/01/2023	200,000	231,564	1.3%
Idaho Health Facility Authority Revenue	6.25% due 12/01/2033	115,000	134,064	0.7%
Idaho Health Facility Trinity Health Group	3.25% due 12/01/2028	300,000	297,435	1.6%
		615,000	663,063	3.6%

Municipal Leases
Nez Perce Co. ID COPS	4.50% due 02/01/2021	150,000	156,645	0.9%
		150,000	156,645	0.9%

Pollution Control
Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	108,989	0.6%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	135,263	0.8%
Idaho Bond Bank Authority¹	4.125% due 09/15/2023	75,000	79,222	0.4%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	213,492	1.2%
		510,000	536,966	3.0%

Power Generation
Idaho Falls ID Electric Revenue¹	6.75% due 04/01/2019	50,000	52,853	0.3%
		50,000	52,853	0.3%

Real Estate
Idaho State Building Authority Revenue	5.00% due 09/01/2031	200,000	227,094	1.3%
Idaho State Building Authority Revenue	5.00% due 09/01/2032	400,000	452,020	2.5%
Post Falls ID LID SPA	5.00% due 05/01/2021	240,000	240,077	1.3%
		840,000	919,191	5.1%

State Education
Boise State University ID Revenues	4.50% due 04/01/2027	250,000	265,612	1.5%
Boise State University ID Revenues	5.00% due 04/01/2034	385,000	425,244	2.3%
Idaho State University Revenues	4.625% due 04/01/2024	220,000	220,378	1.2%
University of Idaho Revenues	5.00% due 04/01/2032	455,000	509,809	2.8%
University of Idaho Revenues	5.00% due 04/01/2028	225,000	255,438	1.4%
		1,535,000	1,676,481	9.2%

Transportation
Boise ID Airport Parking Facility Revenue	3.00% due 09/01/2028	210,000	203,603	1.1%
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	271,810	1.5%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	208,112	1.1%
Idaho Housing & Finance Association¹	5.00% due 07/15/2027	50,000	55,841	0.3%
		710,000	739,366	4.0%

Water Supply
Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	167,330	0.9%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	105,421	0.6%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	107,546	0.6%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	377,958	2.1%
		705,000	758,255	4.2%

Total investments	(Cost = $16,168,938)	$15,530,000	16,668,468	91.8%
Other assets (net of liabilities)			1,498,164	8.2%
Total net assets			$18,166,632	100.0%
¹ Indicates an odd lot. Please refer to the Notes section below for more information.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Short-Term Bond
Corporate Bonds	$-	$6,510,438[1]	$-	$6,510,438
Government Bonds	-	962,873[1]	-	962,873
Municipal Bonds	-	110,000[1]	-	110,000
Total Assets	$-	$7,583,311	$-	$7,583,311

Bond Income
Corporate Bonds	$-	$4,014,961[1]	$-	$4,014,961
Government Bonds	-	1,328,513[1]	-	1,328,513
Municipal Bonds	-	2,429,150[1]	-	2,429,150
Total Assets	$-	$7,772,624	$-	$7,772,624

Core
Common Stocks
Communications	$136,440	$68,660	$-	$205,100
Consumer Discretionary	276,035	45,888	-	321,923
Consumer Staples	740,102	-	-	740,102
Energy	601,849	-	-	601,849
Financials	621,520	-	-	621,520
Health Care	810,080	-	-	810,080
Industrials	346,403	6,221	-	352,624
Materials	357,786	-		357,786
Technology	301,146	-	-	301,146
Utilities	317,463	-	-	317,463
Total Common Stocks	$4,508,824	$120,769	-	$4,629,593

Corporate Bonds	$-	$2,325,414[1]	$-	$2,325,414

Government Agency Bonds	$-	$202,133[1]	$-	$202,133

Government Bonds	$-	$391,829[1]	$-	$391,829

Municipal Bonds	$-	$444,972[1]	$-	$444,972

Total Assets	$4,508,824	$3,485,117	$-	$7,993,941

Global High Income
Common Stocks
Communications	$298,288	$137,320	$-	$435,608
Consumer Discretionary	-	119,079	-	119,079
Energy	665,288	-	-	665,288
Financials	443,540	139,306	-	582,846
Health Care	311,601	-	-	311,601
Industrials	-	279,931	-	279,931
Materials	935,786	-	-	$935,786
Technology	170,000	-	-	170,000
Utilities	242,960	-	-	242,960
Total Common Stocks	$3,067,463	$675,636	$-	$3,743,099

Corporate Bonds	$-	$2,063,644[1]	$-	$2,063,644

Government Bonds	$-	$758,649[1]	$-	$758,649

Municipal Bonds
General Obligation	$-	$147,813	$-	$147,813
Revenue	-	103,600	111,633	215,233
Total Municipal Bonds	$-	$251,413	$111,633	$363,046

Total Assets	$3,067,463	$3,749,342	$111,633	$6,928,438

Growth
Common Stocks	$55,135,619[1]	-	-	$55,135,619
Total Assets	$55,135,619	$-	$-	$55,135,619

International
Common Stocks
Communications	$8,410,663	$1,961,708	$-	$10,372,371
Consumer Discretionary	9,951,460	-	-	9,951,460
Consumer Staples	6,804,250	-	-	6,804,250
Energy	3,017,400	-	-	3,017,400
Financials	7,446,946	-	-	7,446,946
Health Care	12,424,694	948,995	-	13,373,689
Materials	5,042,000	-	-	5,042,000
Technology	15,397,165	5,686,534	-	21,083,699
Utilities	408,400	-	-	408,400
Total Assets	$68,902,978	$8,597,237	$-	$77,500,215

Sustainable Equity
Common Stocks
Communications	$386,676	$-	$-	$386,676
Consumer Discretionary	425,709	226,743	-	652,452
Consumer Staples	73,420	64,379	-	137,799
Financials	237,922	105,365	-	343,287
Health Care	307,160	141,309	-	448,469
Industrials	91,662	72,051	-	163,713
Technology	363,956	-	-	363,956
Utilities	-	33,846	-	33,846
Total Assets	$1,886,505	$643,693	$-	$2,530,198

Sustainable Bond
Asset Backed Securities	$-	$100,885[1]	$-	$100,885
Corporate Bonds	-	5,224,093[1]	-	5,224,093
Government Agency Bonds	-	75,032[1]	-	75,032
Government Bonds	-	374,383[1]	-	374,383
Mortgage Backed Securities	-	54,628[1]	-	54,628
Total Assets	$-	$5,829,021	$-	$5,829,021

Idaho Tax-Exempt
Municipal Bonds
Financial Services	$-	$429,025	$97,625	$526,650
General Obligation	-	10,429,164	209,834	10,638,998
Medical/Hospitals	-	663,063	-	663,063
Municipal Leases	-	156,645	-	156,645
Pollution Control	-	457,744	79,222	536,966
Power Generation	-	-	$52,853	52,853
Real Estate	-	919,191	-	919,191
State Education	-	1,676,481	-	1,676,481
Transportation	-	683,525	55,841	739,366
Water Supply	-	758,255	-	758,255
Total Assets	$-	$16,173,093	$495,375	$16,668,468

1See Schedule of Investments for industry breakout.

During the period ended February 28, 2015, no Fund had transfers between Level 1 and Level 2.

Global High Income Level 3 Roll-Forward Municipal Securities
Beginning balance	$114,373
Total unrealized gains	(2,740)
Purchases	-
Maturity	-
Transfers in and/or out of level 3	-
Ending Balance	$111,633

Idaho Tax-Exempt Level 3 Roll-Forward Municipal Securities
Beginning balance	$587,634
Total unrealized gains or losses	(2,259)
Total realized gains	-
Purchases	-
Sales	-
Maturity/Call	(90,000)
Transfers in and/or out of level 3	-
Ending Balance	$495,375

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered "Odd Lots." Odd Lot municipal bonds trade at a discount to Round Lots municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Funds apply a discount to the valuation of Odd Lot municipal bonds holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under 10,000	-0.750%
10,000-24,999	-0.625%
25,000-49,999	-0.500%
50,000-74,999	-0.375%
75,000-99,999	-0.250%
100,000 and up	none

Derivative instruments and hedging activities:
The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure which enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended August 31, 2015, the Funds did not hold any derivative instruments.

Federal Income Taxes: The cost basis of investments for federal income tax purposes at August 31, 2015, was as follows:

	Short-Term Bond	Bond Income
Cost of investments	$7,602,358	$7,503,576
Gross tax unrealized appreciation	23,703	417,870
Gross tax unrealized depreciation	(42,750)	(148,821)
Net tax unrealized appreciation (depreciation)	(19,047)	269,048

	Core	Global High Income
Cost of investments	$7,456,383	$7,694,839
Gross tax unrealized appreciation	1,048,525	322,254
Gross tax unrealized depreciation	(510,967)	(1,088,655)
Net tax unrealized appreciation (depreciation)	537,558	(766,401)

	Growth	International
Cost of investments	$45,000,734	$54,024,736
Gross tax unrealized appreciation	12,488,523	26,261,004
Gross tax unrealized depreciation	(2,353,638)	(2,785,525)
Net tax unrealized appreciation	10,134,885	23,475,479

	Sustainable Equity	Sustainable Bond
Cost of investments	$2,692,298	$5,921,897
Gross tax unrealized appreciation	43,470	3,161
Gross tax unrealized depreciation	(205,570)	(96,037)
Net tax unrealized depreciation	(162,100)	(92,876)

Idaho Tax-Exempt
Cost of investments		$16,168,938
Gross unrealized appreciation		562,962
Gross unrealized depreciation		(63,432)
Net unrealized appreciation		499,530

Other:
For more information regarding the Sextant Funds please see the Funds' most recent prospectus, summary prospectus, statement of additional information, and annual report on the Funds' website at www.sextantfunds.com.

For more information regarding the Saturna Sustainable Funds please see the most recent prospectus, summary prospectus, statement of additional information, and annual report on the Fund's website at www.saturnasustainable.com.

For more information regarding the Idaho Tax-Exempt Fund please see the most recent prospectus, summary prospectus, statement of additional information, and annual report on the Fund's website at www.idahotaxexemptfund.com.

Investments in the Funds are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Saturna Investment Trust mutual fund, you should carefully consider the Fund's investment objectives, risks, fees and expenses. To obtain this and other important information about the Sextant Funds in a prospectus or summary prospectus, visit www.sextantfunds.com or call 1-800-728-8762. To obtain this and other important information about the Saturna Sustainable Funds in a prospectus or summary prospectus, visit www.saturnasustainable.com or call 1-800-728-8762.To obtain this and other important information about the Idaho Tax-Exempt Fund in a prospectus or summary prospectus, visit www.idahotaxexemptfund.com or call 1-800-728-8762. Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a – 2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 30, 2015

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 30, 2015